Intangible Assets - Additional Information (Details) - EUR (€)	Apr. 09, 2020	Dec. 31, 2022	Nov. 22, 2022	Jun. 30, 2022	Dec. 31, 2021	Jul. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Par value per share		€ 0.12	€ 0.01	€ 0.12	€ 0.01		€ 0.01	€ 0.01
Ordinary Shares
Disclosure of detailed information about intangible assets [line items]
Number of shares issued						285,714
Par value per share		€ 2.48	€ 0.12
Amgen and MTPC | Ordinary Shares
Disclosure of detailed information about intangible assets [line items]
Number of shares issued	8,656,330		8,656,330
Dezima | Ordinary Shares
Disclosure of detailed information about intangible assets [line items]
Number of shares issued	4,910,000
Increase in ordinary shares	€ 83,200,000
Dezima | Amgen Incorporation
Disclosure of detailed information about intangible assets [line items]
Consideration paid	€ 1
Dezima | Amgen and MTPC | Ordinary Shares
Disclosure of detailed information about intangible assets [line items]
Number of shares issued	3,746,330
Par value per share	€ 9.61
Intangible asset recognized	€ 83,200,000